FAIR VALUE OF FINANCIAL INSTRUMENTS - Disclosure Of Recurring Fair Value Measurements Of The Fair Value Hierarchy (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
FAIR VALUE OF FINANCIAL INSTRUMENTS
Purchase	¥ 109,863	¥ 37,281
Sell	(175,387)	(1,714)
Included in earnings	5,909	¥ (23,154)
Level 2 | Recurring fair value measurement
FAIR VALUE OF FINANCIAL INSTRUMENTS
Beginning balance	144,252
Purchase	35,001
Sell	(175,387)
Included in earnings	1,171
FX impact	(2,744)
Ending balance	2,293
Level 3 | Recurring fair value measurement
FAIR VALUE OF FINANCIAL INSTRUMENTS
Beginning balance	151,309
Purchase	74,862
Included in earnings	5,699
FX impact	(2,474)
Ending balance	¥ 229,396